Financial Instruments at Fair Value Through Profit or Loss	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Financial Instruments at Fair Value Through Profit or Loss
7.	FINANCIAL INSTRUMENTS AT FAIR VALUE THROUGH PROFIT OR LOSS

	December 31
	2019	2020
	NT$	NT$	US$ (Note 4)

Financial assets mandatorily classified as at FVTPL

Derivative instruments (non-designated hedges)
Forward exchange contracts	$104,308	$122,511	$4,363
Swap contracts	56,561	99,312	3,537
Call option (Note 29)	24,556	-	-

Non-derivative financial assets
Quoted ordinary shares	$3,460,123	$4,064,438	$144,745
Private-placement funds	603,718	1,124,754	40,055
Unquoted preferred shares	377,440	385,440	13,726
Open-end mutual funds	662,290	339,338	12,085
	5,288,996	6,135,793	218,511
Current	4,127,566	4,342,605	154,651

Non-current	$1,161,430	$1,793,188	$63,860

Financial liabilities held for trading - current

Derivative instruments (non-designated hedging)
Swap contracts	$862,581	$1,448,972	$51,602
Target redemption forward contracts	-	79,216	2,821
Forward exchange contracts	110,990	9,020	321

	$973,571	$1,537,208	$54,744

At each balance sheet date, outstanding
s
wap contracts not accounted for hedge accounting were as follows:

		Notional Amount
Currency	Maturity Period	(In Thousands)

December 31, 2019

Sell NT$/Buy US$	2020.01-2020.12	NT$50,241,799/US$1,660,000
Sell US$/Buy RMB	2020.02	US$49,666/RMB349,800
Sell US$/Buy JPY	2020.02-2020.03	US$45,878/JPY5,000,000
Sell US$/Buy KRW	2020.01	US$28,000/KRW32,454,800
Sell US$/Buy MYR	2020.01	US$11,000/MYR45,507
Sell US$/Buy NT$	2020.01	US$189,960/NT$5,719,478

December 31, 2020

Sell NT$/Buy US$	2021.01-2021.12	NT$51,140,082/US$1,755,000
Sell US$/Buy RMB	2021.01-2021.02	US$59,793/RMB395,742
Sell US$/Buy HKD	2021.02	US$13,804/HKD107,000
Sell US$/Buy JPY	2021.01	US$41,630/JPY4,300,000
Sell US$/Buy KRW	2021.01	US$30,000/KRW33,066,000
Sell US$/Buy NT$	2021.01-2021.02	US$675,240/NT$19,073,846

At each balance sheet date, outstanding forward exchange contracts not accounted for hedge accounting were as follow:

Notional Amount
Currency	Maturity Period	(In Thousands)

December 31, 2019

Sell RMB/Buy US$	2020.01-2020.02	RMB2,224,491/US$316,896
Sell HKD/Buy US$	2020.01	HKD1,705,281/US$218,297
Sell NT$/Buy US$	2020.01	NT$2,275,860/US$75,000
Sell US$/Buy RMB	2020.01-2020.03	US$109,000/RMB767,277
Sell US$/Buy JPY	2020.01-2020.04	US$87,398/JPY9,509,491
Sell US$/Buy MYR	2020.01-2020.05	US$26,000/MYR108,330
Sell US$/Buy NT$	2020.01-2020.02	US$170,000/NT$5,142,441
Sell US$/Buy SGD	2020.01-2020.02	US$8,600/SGD11,691

December 31, 2020

Sell RMB/Buy US$	2021.01	RMB756,946/US$116,093
Sell HKD/Buy US$	2021.01	HKD4,100/US$529
Sell NT$/Buy US$	2021.01-2021.02	NT$2,667,230/US$95,000
Sell US$/Buy RMB	2021.01-2021.04	US$363,000/RMB2,385,500
Sell US$/Buy EUR	2021.01	US$1,607/EUR1,320
Sell US$/Buy JPY	2021.01-2021.04	US$100,076/JPY10,405,845
Sell US$/Buy KRW	2021.01	US$16,000/KRW17,575,300
Sell US$/Buy MYR	2021.01-2021.04	US$24,000/MYR98,737
Sell US$/Buy NT$	2021.01-2021.02	US$27,470/NT$776,867
Sell US$/Buy SGD	2021.01-2021.04	US$18,500/SGD24,868

As of December 31, 2020, outstanding target redemption forward contracts not accounted for hedge accounting were as follows:

Notional Amount
Currency	Maturity Period	(In Thousands)

Sell EUR/Buy US$	2022.04-2022.06	EUR23,279/US$27,475

The target redeemable forward contracts held by subsidiaries are settled weekly. If the market exchange rate is lower than the execution rate at the time of settlement, the contract will be settled on the nominal amount, whereas if the market exchange rate is higher than the execution rate, th
e
 contract will be settled on a leveraged nominal amount ( twice the nominal amount). The contracts last until all the nominal amount of US$ position is fully settled. However, when the accumulated excess of the execution rates over the market exchange rates reach the agreed threshold after the weekly settlement, the contracts will be automatic early terminated.